Combined Consolidated Balance Sheets - FP Land LLC (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 05, 2013	Mar. 31, 2014 FP Land LLC, predecessor business	Dec. 31, 2013 FP Land LLC, predecessor business	Mar. 31, 2013 FP Land LLC, predecessor business	Dec. 31, 2012 FP Land LLC, predecessor business	Dec. 31, 2011 FP Land LLC, predecessor business
ASSETS
Land				$ 34,693,573	$ 34,693,573		$ 33,546,385
Grain facilities				2,563,415	2,563,415		2,307,416
Drainage improvements				779,975	779,975		779,975
Irrigation improvements				815,063	768,935		522,707
Real estate, at cost				38,852,026	38,805,898		37,156,483
Less accumulated depreciation				(490,369)	(450,474)		(301,927)
Total real estate, net				38,361,657	38,355,424		36,854,556
Cash	1,000	1,000	1,000	34,288	16,805	76,202	42,955	23,802
Deferred financing fees, net				119,626	133,734		16,312
Deferred offering costs				1,225,521	699,013
Accounts receivable				1,119,339	463,700
TOTAL ASSETS	1,000	1,000	1,000	40,860,431	39,668,676		36,913,823
LIABILITIES
Mortgage notes payable				42,059,137	43,065,237		36,198,731
Accrued interest				383,250	78,603		233,398
Accrued property taxes				49,797			148,326
Accrued expenses				1,796,237	1,248,758
Total Liabilities				44,288,421	44,392,598		36,580,455
Commitments and contingencies
MEMBERS' (DEFICIT) EQUITY
Members' (deficit) equity				(3,427,990)	(4,723,922)		333,368
Total members' (deficit) equity				(3,427,990)	(4,723,922)		333,368	(5,301,792)
TOTAL LIABILITIES AND MEMBERS' (DEFICIT) EQUITY				$ 40,860,431	$ 39,668,676		$ 36,913,823